NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Beginning of year	$ 10,294,212
Purchases of proved reserves		7,601,892
Sales of producing properties	(2,678,674)
Extensions, discoveries and improved recovery, less related costs		2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(639,000)	(410,000)
Revision of quantity estimates
Accretion of discount
Change in income taxes	114,063	(114,063)
Changes in estimated future development costs	2,622,610	(3,450,105)
Development costs incurred that reduced future development costs	140,000
Change in sales and transfer prices, net of production costs
Changes in production rates (timing) and other	(2,237,689)	3,893,517
End of year	7,615,522	10,294,212
Cananda [Member]
NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Beginning of year	7,581,242
Purchases of proved reserves		7,601,892
Sales of producing properties	(2,678,674)
Extensions, discoveries and improved recovery, less related costs
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(383,000)	(350,000)
Revision of quantity estimates
Accretion of discount
Change in income taxes	114,063	(114,063)
Changes in estimated future development costs	2,962,610	(3,450,105)
Development costs incurred that reduced future development costs
Change in sales and transfer prices, net of production costs
Changes in production rates (timing) and other	(3,315,213)	3,893,517
End of year	4,281,028	7,581,242
United States [Member]
NOTE 10 - SUPPLEMENTAL OIL AND GAS INFORMATION (unaudited) (Details) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows [Line Items]
Beginning of year	2,712,970
Purchases of proved reserves
Sales of producing properties
Extensions, discoveries and improved recovery, less related costs		2,772,970
Sales of natural gas, crude oil and natural gas liquids produced, net of production costs	(256,000)	(60,000)
Revision of quantity estimates
Accretion of discount
Change in income taxes
Changes in estimated future development costs	(340,000)
Development costs incurred that reduced future development costs	140,000
Change in sales and transfer prices, net of production costs
Changes in production rates (timing) and other	1,077,524
End of year	$ 3,334,494	$ 2,712,970